SCHEDULE OF PENALITIES AND PREMIUM (Details) - Subsequent Event [Member]	Feb. 16, 2022	Jan. 13, 2022
Less Than 60 Days [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate Terms	≤ 60 days
Debt Instrument, Interest Rate, Stated Percentage	120.00%
61 - 120 Days [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate Terms	61-120 days
Debt Instrument, Interest Rate, Stated Percentage	130.00%
121 - 150 Days [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate Terms	121-150 days
Debt Instrument, Interest Rate, Stated Percentage	140.00%
150 - 180 Days [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate Terms	151-180 days
Debt Instrument, Interest Rate, Stated Percentage	150.00%
Fast Capital LLC [Member] | On or Before 30 Days [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate Terms		On or before 30 days
Debt Instrument, Interest Rate, Stated Percentage		115.00%
Fast Capital LLC [Member] | 31 - 60 Days [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate Terms		31 – 60 days
Debt Instrument, Interest Rate, Stated Percentage		120.00%
Fast Capital LLC [Member] | 60 - 90 Days [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate Terms		61 – 90 days
Debt Instrument, Interest Rate, Stated Percentage		125.00%
Fast Capital LLC [Member] | 91 - 120 Days [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate Terms		91 – 120 days
Debt Instrument, Interest Rate, Stated Percentage		130.00%
Fast Capital LLC [Member] | 121 - 150 Days [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate Terms		121 – 150 days
Debt Instrument, Interest Rate, Stated Percentage		135.00%
Fast Capital LLC [Member] | 151 - 180 Days [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate Terms		151 – 180 days
Debt Instrument, Interest Rate, Stated Percentage		140.00%